Retirement Benefits - Components of Accumulated Other Comprehensive Income and Regulatory Assets (Liabilities) related to Retirement Plans (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, amounts recognized in regulatory assets, before tax	$ 21
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss		$ (700)	$ 941	$ 538
Amortization of actuarial loss		(598)	(512)	(414)
Current year prior service cost (credit)		0	0	68
Amortization of prior service (cost) credit		(3)	(4)	0
Curtailments		0	0	(3)
Settlements		(27)	(14)	(17)
Total recognized in AOCI and regulatory assets (liabilities)		(1,328)	411	172
Defined benefit plan, amounts recognized in OCI, before tax		(747)	271	169
Defined benefit plan, amounts recognized in regulatory assets, before tax		(581)	140	3
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss		(270)	22	80
Amortization of actuarial loss		(37)	(49)	(45)
Current year prior service cost (credit)		0	(111)	0
Amortization of prior service (cost) credit		34	124	179
Curtailments		0	1	0
Settlements		(1)	(1)	(1)
Total recognized in AOCI and regulatory assets (liabilities)		(274)	(14)	213
Defined benefit plan, amounts recognized in OCI, before tax		(130)	6	107
Defined benefit plan, amounts recognized in regulatory assets, before tax		$ (144)	$ (20)	$ 106